Income Taxes (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Oil and gas properties and equipment	$ (515,123)	$ (1,335,490)
Net operating loss carry-forward	11,291,513	7,285,426
Share based compensation	4,675,241	3,902,007
Abandonment obligation	205,145	188,728
Derivative instruments	176,514	148,384
Other	(91,304)	(30,896)
Total deferred tax asset	15,741,986	10,158,159
Valuation allowance	(15,741,986)	(10,158,159)
Net deferred tax asset